Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses and share of results of equity method investees	¥ (9,118,358)	¥ (4,837,106)	¥ (2,730,762)
Income tax expenses computed at the PRC statutory income tax rate of 25%	(2,279,590)	(1,209,277)	(682,691)
Effect of preferential tax rate	202,968	254,061	111,756
Tax-free income	(14,000)	(25,000)
Effect of change in tax rate	16,554	33,454	13,920
Effect of different tax rate of different jurisdictions	322,514	(323,601)	(393,384)
Effect of additional deduction for qualified R&D expenses	(515,288)	(217,395)	(156,713)
Non-deductible expenses	92,906	163,980	234,328
Changes in valuation allowance	2,198,667	1,349,768	874,007
Income tax expenses	¥ 24,731	¥ 25,990	¥ 1,223